Sarah R. Crespi State Street 1 Iron Street CCB 1102 Boston, MA 02210 Tel +1 617 662 2641 Sarah.Crespi@statestreet.com

August 17, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust (the “Registrant”)

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated August 4, 2017 to the prospectuses for the following funds:

iShares 0-5 Year Investment Grade Corporate Bond ETF

iShares 0-5 Year TIPS Bond ETF

iShares Core 1-5 Year USD Bond ETF

iShares Core 5-10 Year USD Bond ETF

iShares Core 10+ Year USD Bond ETF

iShares Core International Aggregate Bond ETF

iShares Core Total USD Bond Market ETF

iShares Fallen Angels USD Bond ETF

iShares J.P. Morgan USD Emerging Markets Bond ETF

iShares MSCI EAFE ESG Optimized ETF

iShares MSCI USA ESG Optimized ETF

The purpose of this filing is to submit the 497 dated August 4, 2017 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Very truly yours,

/s/ Sarah R. Crespi

Sarah R. Crespi cc: Benjamin Haskin, Esq.